Loans and Allowance for Loan Losses (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Impaired loans by class
Recorded Investment with no allowance	$ 84,763	$ 114,998
Recorded Investment with allowance	56,224	96,635
Unpaid Principal Balance with no related allowance	139,796	183,133
Unpaid Principal Balance with allowance	58,214	132,274
Related Allowance with no allowance		0
Related Allowance with allowance	14,783	25,703
Average Recorded Investment with no allowance	86,952	118,494
Average Recorded Investment with allowance	59,880	99,102
Interest Income Recognized with no allowance	534	2,497
Interest Income Recognized with allowance	1,539	2,040
Recorded Investment, Net	140,987	211,633
Unpaid Principal Balance, Net	198,010	315,407
Average Recorded Investment, Net	146,832	217,596
Interest Income Recognized, Net	2,073	4,537
Real estate - Commercial Mortgage [Member]
Impaired loans by class
Related Allowance with allowance	3,193	4,486
Recorded Investment, Net	49,374	60,809
Unpaid Principal Balance, Net	64,167	78,906
Average Recorded Investment, Net	49,040	62,040
Interest Income Recognized, Net	1,057	1,509
Commercial and Industrial [Member]
Impaired loans by class
Recorded Investment with no allowance	20,388	29,281
Recorded Investment with allowance	3,097	10,233
Unpaid Principal Balance with no related allowance	28,576	36,244
Unpaid Principal Balance with allowance	3,103	10,647
Related Allowance with no allowance		0
Related Allowance with allowance	2,005	6,160
Average Recorded Investment with no allowance	21,860	30,249
Average Recorded Investment with allowance	3,247	10,476
Interest Income Recognized with no allowance	18	1,491
Interest Income Recognized with allowance	39	34
Recorded Investment, Net	23,485	39,514
Unpaid Principal Balance, Net	31,679	46,891
Average Recorded Investment, Net	25,107	40,725
Interest Income Recognized, Net	57	1,525
Construction [Member]
Impaired loans by class
Related Allowance with allowance	5,318	9,637
Recorded Investment, Net	34,764	72,053
Unpaid Principal Balance, Net	61,934	145,349
Average Recorded Investment, Net	37,870	74,674
Interest Income Recognized, Net	237	592
Installment [Member]
Impaired loans by class
Recorded Investment with no allowance	220	242
Recorded Investment with allowance	216	50
Unpaid Principal Balance with no related allowance	469	627
Unpaid Principal Balance with allowance	217	50
Related Allowance with no allowance		0
Related Allowance with allowance	155	38
Average Recorded Investment with no allowance	221	250
Average Recorded Investment with allowance	217	54
Interest Income Recognized with no allowance	6	0
Interest Income Recognized with allowance	5	0
Recorded Investment, Net	436	292
Unpaid Principal Balance, Net	686	677
Average Recorded Investment, Net	438	304
Interest Income Recognized, Net	11	0
Real estate - Residential Mortgage [Member]
Impaired loans by class
Related Allowance with allowance	4,112	5,382
Recorded Investment, Net	32,928	38,965
Unpaid Principal Balance, Net	39,544	43,584
Average Recorded Investment, Net	34,377	39,853
Interest Income Recognized, Net	711	911
1-4 family residential construction [Member] | Construction [Member]
Impaired loans by class
Recorded Investment with no allowance	2,328	3,774
Recorded Investment with allowance		6,454
Unpaid Principal Balance with no related allowance	2,925	5,146
Unpaid Principal Balance with allowance		6,504
Related Allowance with no allowance		0
Related Allowance with allowance		2,387
Average Recorded Investment with no allowance	2,342	3,890
Average Recorded Investment with allowance		6,722
Interest Income Recognized with no allowance		0
Interest Income Recognized with allowance		237
Commercial construction [Member] | Construction [Member]
Impaired loans by class
Recorded Investment with no allowance	17,739	34,441
Recorded Investment with allowance	14,697	27,384
Unpaid Principal Balance with no related allowance	42,591	73,369
Unpaid Principal Balance with allowance	16,418	60,330
Related Allowance with no allowance		0
Related Allowance with allowance	5,318	7,250
Average Recorded Investment with no allowance	19,281	35,229
Average Recorded Investment with allowance	16,247	28,833
Interest Income Recognized with no allowance	4	187
Interest Income Recognized with allowance	233	168
Owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Impaired loans by class
Recorded Investment with no allowance	21,277	17,663
Recorded Investment with allowance	13,961	27,441
Unpaid Principal Balance with no related allowance	26,246	21,225
Unpaid Principal Balance with allowance	13,998	27,503
Related Allowance with no allowance		0
Related Allowance with allowance	2,417	3,641
Average Recorded Investment with no allowance	19,163	18,213
Average Recorded Investment with allowance	15,531	27,679
Interest Income Recognized with no allowance	323	380
Interest Income Recognized with allowance	318	824
Non-owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Impaired loans by class
Recorded Investment with no allowance	7,639	11,312
Recorded Investment with allowance	6,497	4,393
Unpaid Principal Balance with no related allowance	17,426	24,170
Unpaid Principal Balance with allowance	6,497	6,008
Related Allowance with no allowance		0
Related Allowance with allowance	776	845
Average Recorded Investment with no allowance	7,830	11,716
Average Recorded Investment with allowance	6,516	4,432
Interest Income Recognized with no allowance	156	305
Interest Income Recognized with allowance	260	0
Secured by 1-4 family, 1st lien [Member] | Real estate - Residential Mortgage [Member]
Impaired loans by class
Recorded Investment with no allowance	8,302	13,705
Recorded Investment with allowance	13,873	18,617
Unpaid Principal Balance with no related allowance	10,966	15,524
Unpaid Principal Balance with allowance	14,082	19,061
Related Allowance with no allowance		0
Related Allowance with allowance	2,645	4,225
Average Recorded Investment with no allowance	8,686	14,238
Average Recorded Investment with allowance	14,195	18,756
Interest Income Recognized with no allowance	3	131
Interest Income Recognized with allowance	544	767
Secured by 1-4 family, junior lien [Member] | Real estate - Residential Mortgage [Member]
Impaired loans by class
Recorded Investment with no allowance	6,870	4,580
Recorded Investment with allowance	3,883	2,063
Unpaid Principal Balance with no related allowance	10,597	6,828
Unpaid Principal Balance with allowance	3,899	2,171
Related Allowance with no allowance		0
Related Allowance with allowance	1,467	1,157
Average Recorded Investment with no allowance	7,569	4,709
Average Recorded Investment with allowance	3,927	2,150
Interest Income Recognized with no allowance	24	3
Interest Income Recognized with allowance	$ 140	$ 10